BUSINESS COMBINATIONS (Details)	Aug. 19, 2021 USD ($) shares
Curiosity Ink Media L L C [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents	$ 26,408
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Inventory	65,734
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Other	187,920
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Accounts Payable	(113,462)
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net	11,686,455
Curiosity Ink Media L L C [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross	$ 400,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares	5,421,962
Notes Issued	$ 278,000
Business Combination, Consideration Transferred	$ 11,686,455